Write-down and Sale of Vessels (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Charter contract extension, period				1 year
Write-down of vessels		$ 2,201	$ 38,000	$ 53,863	$ 50,600
Restructuring charges		449	0	1,845	0
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Write-down of vessels		2,200	12,500	7,900	25,100
Teide Spirit and Toledo Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels			$ 25,500		$ (25,500)
Cancellation option period (in years)	13 years
Alexander Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels				13,000
Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit
Property, Plant and Equipment [Line Items]
Write-down of vessels		33,000
Teide Spirit
Property, Plant and Equipment [Line Items]
Restructuring charges		400		1,800
Unpaid restructuring charges		$ 600		$ 600